Statements of financial position - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Assets
Cash	$ 6,904	$ 3,404
Gold bullion (note 6)	2,866,171	2,601,222
Silver bullion (note 6)	1,358,854	1,394,889
Total assets	4,231,929	3,999,515
Liabilities
Due to broker		406
Accounts payable	1,794	783
Total liabilities	1,794	1,189
Equity
Unitholders’ capital	3,051,147	3,105,527
Unit premiums and reserves	95	91
Retained earnings (deficit)	1,182,166	895,981
Underwriting commissions and issue expenses	(3,273)	(3,273)
Total equity (note 7)	4,230,135	3,998,326
Total liabilities and equity	$ 4,231,929	$ 3,999,515
Total equity per Unit	$ 20.04	$ 18.60